Property and Equipment Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 5,392	$ 3,146
Less: accumulated depreciation		(2,374)	(1,291)
Property and equipment, net	$ 3,595	3,018	1,855
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		4,559	2,618
Other Assets
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 833	$ 528